Employee Benefit Plan, Subsequent Event (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event
NOTE 9 — SUBSEQUENT EVENTS

Effective January 1, 2026, employees exceeding age 50 who are deemed high wage earners by the IRS (defined as those earning at least $150,000 in FICA earnings in 2025) must make all catch-up contributions on a Roth basis.
The Plan has evaluated subsequent events through the date the financial statements were issued, and has determined that no additional material events occurred which require recognition or disclosure in the financial statements.